Financial Risk Management (Details 4) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)
Later than six months and not later than one year [member] | Buy USD sell NZD [Member]
Disclosure of Financial Risk Management [Line Items]
Notional amount	$ 3,479	$ 0	$ 22,378	$ 3,854
Average foreign exchange rate	0.7186	0	0.6424	0.7136
Not Later Than Six Month [Member] | Buy USD sell NZD [Member]
Disclosure of Financial Risk Management [Line Items]
Notional amount	$ 47,292	$ 48,149	$ 38,697	$ 24,932
Average foreign exchange rate	0.6687	0.7061	0.6473	0.7320
Not Later Than Six Month [Member] | Buy AUD sell NZD [Member]
Disclosure of Financial Risk Management [Line Items]
Notional amount	$ 2,250	$ 2,247	$ 5,242	$ 0
Average foreign exchange rate	0.8890	0.8900	0.9066	0
Not Later Than Six Month [Member] | Buy GBP sell NZD [Member]
Disclosure of Financial Risk Management [Line Items]
Notional amount	$ 1,000	$ 0	$ 1,000	$ 0
Average foreign exchange rate	0.5784	0	0.4181	0